UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/39	$1,000	$1,063,650
6.13%, 6/01/34	1,000	1,080,960

		2,144,610

Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	465	475,035

California — 12.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,254,863
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,170,613
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,414,644
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,007,850
Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,030,000
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,213,505
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,240,238
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	1,000	944,310
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	925	1,027,342
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,175,152
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,004,630

		15,483,147

Colorado — 1.5%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,560,603

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	$300	$309,654

		1,870,257

Florida — 12.4%
City of Jacksonville Florida, RB (NPFGC), 5.00%, 10/01/31	5,000	5,004,450
City of Miami Florida, RB (NPFGC), 5.25%, 1/01/28	1,660	1,704,488
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	10,000	8,420,500

		15,129,438

Georgia — 4.2%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	1,000	1,026,020
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	2,500	2,778,925
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,350	1,349,933

		5,154,878

Illinois — 13.0%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	745	768,505
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,435,148
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM):
5.25%, 1/01/30	1,000	1,028,480
5.25%, 1/01/35	820	829,561
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C, 6.50%, 1/01/41	3,740	4,109,026
Second Lien (NPFGC), 5.50%, 1/01/30	1,000	1,050,010
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.25%, 2/01/28	1,560	1,609,982
5.25%, 2/01/35	1,000	1,008,210
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	907,085
6.00%, 6/01/28	260	260,775
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,023,080

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single - Family

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, RB (concluded):
Build Illinois, Series B, 5.25%, 6/15/28	$1,750	$1,842,505

		15,872,367

Indiana — 4.2%
Indiana Finance Authority, Refunding RB, Trinity Health, Series B, 4.50%, 12/01/37	3,000	2,618,010
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,493,391

		5,111,401

Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	610	624,305

Louisiana — 4.2%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,750	1,799,892
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,510	2,806,707
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	424,676
Series A-2, 6.00%, 1/01/23	150	169,871

		5,201,146

Michigan — 16.3%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,844,500
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	228,318
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,790	1,795,459
Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,500	1,757,640
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	4,750	4,816,452
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,330	2,366,721
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,300	2,404,512
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,100,708
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	365	381,480
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	565	610,127
5.25%, 10/15/25	300	320,976

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,205	$1,382,930

		20,009,823

Minnesota — 5.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,680	6,145,930

Nevada — 3.2%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,077,280
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,945	1,892,018

		3,969,298

New Jersey — 4.9%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,070,570
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,329,718
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,596,073
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,058,320

		6,054,681

New York — 4.3%
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.38%, 6/15/43	1,545	1,637,808
New York City Transitional Finance Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	900	928,449
Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,648,766

		5,215,023

Ohio — 0.5%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	625	594,550

Puerto Rico — 2.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,170	1,216,426
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,350	1,424,938

		2,641,364

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas — 21.1%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	$2,000	$2,064,920
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	705	740,758
5.00%, 11/15/29	895	932,635
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	2,893,228
6.00%, 11/15/36	2,215	2,458,517
5.38%, 11/15/38	1,000	1,050,440
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	1,270	1,333,157
Dallas Area Rapid Transit, RB, Senior Lien, 5.25%, 12/01/38	2,380	2,492,574
Frisco ISD Texas, GO, School Building (AGC):
5.38%, 8/15/39	1,415	1,485,198
5.50%, 8/15/41	3,365	3,572,149
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	551,320
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	524,020
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,545,405
North Texas Tollway Authority, Refunding RB, System, First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,055,860
Series A (AGC), 5.75%, 1/01/40	1,500	1,539,540
Series A (NPFGC), 5.13%, 1/01/28	515	522,591
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,052,410

		25,814,722

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,000	972,590

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,120,050

Washington — 1.6%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,083,015
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	795	844,473

		1,927,488

Total Municipal Bonds – 115.6%		141,532,103

Municipal Bonds Transferred to Tender Option Bond Trusts (a)	Par (000)	Value

Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	$1,500	$1,521,390

California — 2.1%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,530,900

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	845,146

Florida — 18.5%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	3,930	3,990,207
County of Pinellas Florida, RB (AGM), 5.00%, 10/01/32	9,500	9,388,732
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	9,190	9,226,576

		22,605,515

Illinois — 4.9%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	2,958,363
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,074,150

		6,032,513

Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	954,851

Nevada — 1.8%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,194,120

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 30.0%		36,684,435

Total Long-Term Investments (Cost – $175,537,834) – 145.6%		178,216,538

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.11% (b)(c)	4,120,001	4,120,001

Total Short-Term Securities (Cost – $4,120,001) – 3.4%		4,120,001

Total Investments (Cost – $179,657,835*) – 149.0%		182,336,539
Other Assets Less Liabilities – 1.8%		2,210,605
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (16.3)%		(19,882,988)
Preferred Shares, at Redemption Value – (34.5)%		(42,275,353)

Net Assets Applicable to Common Shares – 100.0%		$122,388,803

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$159,790,613

Gross unrealized appreciation	$5,102,254
Gross unrealized depreciation	(2,422,594)

Net unrealized appreciation	$2,679,660

(a)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

FFI Institutional
Tax-Exempt
Fund	1,211,264	2,908,737	4,120,001	$3,640

(c)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

47	10-Year U.S.	Chicago	June 2011	$5,684,645	$(144,824)
	Treasury	Board of
	Note	Trade
32	10-Year U.S.	Chicago	September	$3,918,189	(5,311)
	Treasury	Board of	2011
	Note	Trade

Total					$(150,135)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$178,216,538	—	$178,216,538
Short-Term Securities	$4,120,001	—	—	4,120,001

Total	$4,120,001	$178,216,538	—	$182,336,539

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(150,135)	—	—	$(150,135)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 26, 2011